Long-Term Debt (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Extinguishment of Debt [Line Items]
Less current portion	$ (1,171,873)
Small Business Administration Note [Member]
Extinguishment of Debt [Line Items]
Total long-term debt	3,102,497
Long-term Debt [Member]
Extinguishment of Debt [Line Items]
Total long-term debt	3,066,812	$ 85,599
Unamortized deferred financing costs	(52,607)
Less current portion	(1,171,873)
Long-term debt, net	1,842,332	85,599
Long-term Debt [Member] | Small Business Administration Note [Member]
Extinguishment of Debt [Line Items]
Total long-term debt	1,224,480
Long-term Debt [Member] | Subordinated convertible senior notes payable [Member]
Extinguishment of Debt [Line Items]
Total long-term debt	835,871
Long-term Debt [Member] | Notes payable, due December 2016 [Member]
Extinguishment of Debt [Line Items]
Total long-term debt		21,556
Long-term Debt [Member] | Subordinated notes payable on December 31, 2020 [Member]
Extinguishment of Debt [Line Items]
Total long-term debt	989,461
Long-term Debt [Member] | Note payable, due April 2014 [Member]
Extinguishment of Debt [Line Items]
Total long-term debt		47,043
Long-term Debt [Member] | Note payable, due October 2014 [Member]
Extinguishment of Debt [Line Items]
Total long-term debt	$ 17,000	$ 17,000